Convertible notes payable (Tables)	12 Months Ended
Dec. 31, 2021
Convertible notes payable
Schedule of Convertible notes payable
	December 31,	December 31,
	2021	2020
Convertible notes payable	119,215	222,000
Total convertible notes payable	119,215	222,000
Less: unamortized debt discount	0	(21,825)
Total	$119,215	$200,175